Deferred Income for Capital Grants - Summary of Changes in the Carrying Amount of Deferred Income for Capital Grants (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accruals and deferred income [abstract]
Deferred income beginning balance	€ 13,771	€ 14,760
Additions	292	79
Charges to profit or loss	(1,061)	(1,068)
Deferred income ending balance	€ 13,002	€ 13,771